Related Party Transactions - Shadow Share Activity (Details) - TCI Shadow Shares shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares € / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares € / shares	Dec. 31, 2022 shares $ / shares
Disclosure of transactions between related parties [line items]
Shadow shares outstanding, beginning balance (in shares)	784	784	653	653	423	423
Shadow shares granted (in shares)	179	179	260	260	249	249
Shadow shares vested and distributed (in shares)	(202)	(202)	(113)	(113)	0	0
Shadow shares cancelled (in shares)	(23)	(23)	(16)	(16)	(19)	(19)
Shadow shares outstanding, ending balance (in shares)	738	738	784	784	653	653
Fair value of awards granted in year (in amount per share) | (per share)	€ 29.10	$ 31.15	€ 14.64	$ 16.08	€ 11.90	$ 12.39